Average Annual Total Returns - Direxion Russell 1000 Growth Over Value ETF	Direxion Russell 1000® Growth Over Value ETF 1 Year	Direxion Russell 1000® Growth Over Value ETF Since Inception	Direxion Russell 1000® Growth Over Value ETF Inception Date	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions 1 Year	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions Since Inception	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions Inception Date	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Russell 1000® Growth Over Value ETF Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	58.14%	46.40%	Jan. 16, 2019	34.53%	36.82%	Jan. 16, 2019	59.06%	47.29%	Jan. 16, 2019	18.40%	22.74%	Jan. 16, 2019